Derivatives and Hedging Activities (Schedule of Offsetting Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Liabilities	$ (251)	$ (415)
Gross Amounts Offset on the Balance Sheet	0	0
Net Amounts of Liabilities presented on the Balance Sheet	(251)	(415)
Financial Instruments	0	0
Cash Collateral Received (Posted)	0	0
Net Amount	$ (251)	$ (415)